UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Par
Industry                            Capital Trusts                                                      (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%              Lehman Brothers Holdings Capital Trust V,
                                    3.479% (a)(b)                                                    $    6,400      $    3,213,594
                                    State Street Capital Trust III,
                                    8.25% (a)(b)(c)                                                       4,000           4,030,960
                                    State Street Capital Trust IV, 3.776%, 6/01/67 (b)(c)                12,535           9,335,980
                                                                                                                     --------------
                                                                                                                         16,580,534
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 18.9%            ABN AMRO North America Holding Preferred Capital
                                    Repackaging Trust I, 6.523% (a)(b)(c)(d)                             12,035          11,666,813
                                    Abbey National Capital Trust I,
                                    8.963% (a)(b)                                                         2,811           3,055,653
                                    BB&T Capital Trust IV, 6.82%, 6/12/77 (b)(c)                         18,350          14,004,353
                                    Bank One Capital III, 8.75%, 9/01/30                                  2,000           2,109,900
                                    Barclays Bank Plc, 5.926% (a)(b)(d)                                   6,115           4,833,455
                                    First Empire Capital Trust II, 8.277%, 6/01/27                        3,630           3,048,416
                                    HSBC America Capital Trust I,
                                    7.808%, 12/15/26 (d)                                                  2,000           1,944,184
                                    HSBC Capital Funding LP/Jersey Channel Islands,
                                    10.176% (a)(b)(c)(d)                                                 15,835          18,797,760
                                    HSBC Finance Capital Trust IX, 5.911%, 11/30/35 (b)                   7,300           5,591,632
                                    Hubco Capital Trust II Series B, 7.65%, 6/15/28                      12,275          12,762,775
                                    Huntington Capital III, 6.65%, 5/15/37 (b)                            3,850           2,047,584
                                    NationsBank Capital Trust III, 3.263%, 1/15/27 (b)(c)                13,470           9,563,794
                                    Regions Financing Trust II, 6.625%, 5/15/47 (b)                       5,705           3,147,431
                                    Royal Bank of Scotland Group Plc,
                                    7.648% (a)(b)                                                         3,930           3,529,085
                                    SMFG Preferred Capital USD 3 Ltd.,
                                    9.50% (a)(b)(d)                                                       3,550           3,542,903
                                    SunTrust Preferred Capital I, 5.853% (a)(b)                           4,175           2,786,813
                                    Wachovia Corp. Series K, 7.98% (a)(b)(c)                             15,920          12,233,724
                                    Wells Fargo Capital XIII Series GMTN,
                                    7.70% (a)(b)                                                          3,400           3,221,429
                                                                                                                     --------------
                                                                                                                        117,887,704
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%             MBNA Capital A, 8.278%, 12/01/26                                      4,630           4,604,105
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    AgFirst Farm Credit Bank, 8.393%, 12/15/16 (b)                       15,000          14,665,230
13.0%                               Bank of America Corp. Series M,
                                    8.125% (a)(b)(c)                                                     15,200          14,139,192
                                    Citigroup, Inc., 8.40% (a)(b)(c)                                     23,000          19,693,520
                                    Farm Credit Bank of Texas Series 1,
                                    7.561% (a)(b)                                                         9,000           8,187,210

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
Industry                            Capital Trusts                                                      (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    ING Capital Funding Trust III,
                                    8.439% (a)(b)                                                    $    6,066      $    6,136,845
                                    JPMorgan Chase & Co., 7.90% (a)(b)(c)                                13,000          12,025,260
                                    JPMorgan Chase Capital XXIII, 3.804%, 5/15/77 (b)                     8,375           6,385,016
                                                                                                                     --------------
                                                                                                                         81,232,273
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%           SWEPCO Capital I, 5.25%, 10/01/43 (b)                                 5,000           4,945,420
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 9.8%                    AON Corp., 8.205%, 1/01/27 (c)                                       12,175          10,953,787
                                    Ace Capital Trust II, 9.70%, 4/01/30 (c)                             11,300          11,982,927
                                    Farmers Exchange Capital, 7.05%, 7/15/28 (c)(d)                      15,000          12,333,390
                                    GE Global Insurance Holding Corp., 7.75%, 6/15/30 (c)                10,000          10,129,290
                                    Genworth Financial, Inc., 6.15%, 11/15/66 (b)                         3,000           2,256,456
                                    Oil Casualty Insurance Ltd., 8%, 9/15/34 (d)                          3,605           3,209,387
                                    Principal Life Insurance Co., 8%, 3/01/44 (c)(d)                      6,325           6,810,387
                                    Zenith National Insurance Capital Trust I,
                                    8.55%, 8/01/28 (d)                                                    3,750           3,571,875
                                                                                                                     --------------
                                                                                                                         61,247,499
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.6%              Dominion Resources Capital Trust I, 7.83%, 12/01/27 (c)              10,000           9,826,640
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                  BNSF Funding Trust I, 6.613%, 12/15/55 (b)                            3,750           3,316,890
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%   Webster Capital Trust IV, 7.65%, 6/15/37 (b)                          3,875           2,538,489
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Capital Trusts - 48.5%                                                        302,179,554
-----------------------------------------------------------------------------------------------------------------------------------
                                    Preferred Stocks                                                     Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%              Deutsche Bank Contingent Capital Trust II, 6.55%                     72,200           1,488,042
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 9.1%             Barclays Bank Plc, 8.125%                                           225,000           5,377,500
                                    First Tennessee Bank NA, 3.90% (b)(d)                                 4,650           3,467,156
                                    HSBC USA, Inc. Series H, 6.50%                                      120,000           2,386,800
                                    Provident Financial Group, Inc., 7.75%                              166,800           4,274,250
                                    Royal Bank of Scotland Group Plc Series L, 5.75%                     20,000             320,600
                                    Royal Bank of Scotland Group Plc Series M, 6.40%                     15,000             262,500
                                    SG Preferred Capital II, 6.302% (b)                                  23,000          22,913,750
                                    Santander Finance Preferred SA Unipersonal, 6.50%                   374,000           7,176,125
                                    Santander Finance Preferred SA Unipersonal, 6.80%                   208,600           4,393,638
                                    Sovereign Bancorp, Inc. Series C, 7.30% (f)                          48,000             864,000
                                    Wachovia Corp. Series J, 8%                                         265,000           5,082,700
                                                                                                                     --------------
                                                                                                                         56,519,019
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    Bank of America Corp. Series H, 8.20%                               155,000           3,758,750
5.5%                                Citigroup, Inc. Series AA, 8.125%                                   326,400           6,707,520
                                    Citigroup, Inc. Series T, 6.50% (g)                                 125,000           5,530,000
                                    Cobank ACB, 7% (d)                                                  152,000           7,116,336
                                    JPMorgan Chase Capital XXI Series U, 3.741% (b)(c)               15,525,000          11,184,769
                                                                                                                     --------------
                                                                                                                         34,297,375
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.2%           Alabama Power Co., 5.83%                                             14,000             327,600
                                    Alabama Power Co., 6.50%                                            145,000           3,552,500
                                    Entergy Arkansas, Inc., 6.45%                                       114,400           2,831,400

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Preferred Stocks                                                   Shares            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Entergy Louisiana LLC, 6.95%                                         49,850      $    5,187,740
                                    Interstate Power & Light Co. Series B, 8.375%                        80,000           2,128,000
                                                                                                                     --------------
                                                                                                                         14,027,240
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 14.0%                   AXA SA, 6.379% (b)(c)(d)                                         13,470,000          10,900,328
                                    Aspen Insurance Holdings Ltd., 7.401% (b)                           194,000           3,443,500
                                    Axis Capital Holdings Ltd. Series A, 7.25%                          129,300           2,767,020
                                    Axis Capital Holdings Ltd. Series B, 7.50% (b)                       36,000           2,896,877
                                    Endurance Specialty Holdings Ltd. Series A, 7.75%                   139,200           2,853,600
                                    Financial Security Assurance
                                    Holdings Ltd., 6.40% (b)(d)                                       6,930,000           4,018,111
                                    Great West Life & Annuity Insurance
                                    Co., 7.153% (b)(d)                                                7,500,000           6,192,465
                                    MetLife, Inc., 6.40% (c)                                         16,825,000          14,305,490
                                    MetLife, Inc. Series B, 6.50%                                       764,400          15,777,216
                                    PartnerRe Finance II, 6.44% (b)                                   5,700,000           4,413,955
                                    Prudential Plc, 6.50%                                                92,400           1,843,380
                                    RenaissanceRe Holding Ltd. Series D, 6.60%                          435,000           8,265,000
                                    Zurich RegCaPS Funding Trust, 6.58% (b)(d)                            9,800           9,594,813
                                                                                                                     --------------
                                                                                                                         87,271,755
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.8%              Dominion Resources, Inc., 7.50% (b)                               8,400,000           7,552,306
                                    Pacific Gas & Electric Co. Series A, 6%                             140,000           3,497,200
                                                                                                                     --------------
                                                                                                                         11,049,506
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.0%   Fannie Mae Series O, 7% (b)                                          37,498           1,124,940
                                    Freddie Mac Series Q, 3.85% (b)                                     181,500           4,809,750
                                                                                                                     --------------
                                                                                                                          5,934,690
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Centaur Funding Corp., 9.08% (d)                                      2,423           2,409,371
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Stocks - 34.2%                                                      212,996,998
-----------------------------------------------------------------------------------------------------------------------------------
                                    Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       BRE Properties, Inc. Series D, 6.75%                                 35,000             687,750
(REITs) - 4.4%                      Developers Diversified Realty Corp., 8%                             400,000           8,800,000
                                    First Industrial Realty Trust, Inc., 6.236% (b)                       2,390           2,447,509
                                    Firstar Realty LLC, 8.875% (d)                                        4,000           3,742,500
                                    HCP, Inc. Series F, 7.10%                                            50,000           1,017,500
                                    Kimco Realty Corp. Series F, 6.65%                                   50,000             987,500
                                    Public Storage, Inc. Series I, 7.25%                                160,000           3,495,008
                                    Public Storage Series F, 6.45%                                       40,000             767,200
                                    Public Storage Series M, 6.625%                                      71,900           1,431,529
                                    Regency Centers Corp. Series D, 7.25%                               100,000           2,065,000
                                    Weingarten Realty Investors Series F, 6.50%                         100,000           1,960,000
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Real Estate Investment Trusts - 4.4%                                           27,401,496
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
Industry                            Trust Preferreds                                                    (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%              Deutsche Bank Contingent Capital Trust V, 8.05% (a)              $    4,263      $    4,187,269
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%             KeyCorp Capital IX, 6.75%                                             1,868           1,073,638
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -          Corporate-Backed Trust Certificates, Motorola Debenture
0.2%                                Backed Series 2002-14, 8.375%, 11/15/28                               2,000           1,477,297
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.9%             Capital One Capital II, 7.50%, 6/15/66                               16,702          11,992,177
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    Citigroup Capital XVII, 6.35%, 3/15/67                                7,048           5,163,382
1.3%                                ING Groep NV, 7.20% (a)                                               3,500           2,964,003
                                                                                                                     --------------
                                                                                                                          8,127,385
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%           Georgia Power Co. Series O, 1.475%, 4/15/33                           1,250           1,235,093
                                    HECO Capital Trust III, 6.50%, 3/18/34                                1,250           1,204,765
                                    National Rural Utilities Cooperative Finance Corp.,
                                    6.75%, 2/15/43                                                        1,250           1,160,647
                                    PPL Energy Supply LLC, 7%, 7/15/46                                    5,835           5,875,591
                                                                                                                     --------------
                                                                                                                          9,476,096
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.9%                Southwest Gas Capital II, 7.70%, 9/15/43                              5,750           5,484,751
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%                    ABN AMRO North America Capital Funding Trust II,
                                    2.831% (a)(b)(d)                                                     11,000          10,022,660
                                    Lincoln National Capital VI Series F, 6.75%, 9/11/52                  5,000           4,546,943
                                    W.R. Berkley Capital Trust II, 6.75%, 7/26/45                         7,375           6,130,589
                                                                                                                     --------------
                                                                                                                         20,700,192
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                        Comcast Corp., 6.625%, 5/15/56                                       23,375          19,787,414
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.3%   Countrywide Capital V, 7%, 11/01/66                                   1,550             997,608
                                    Countrywide Financial Corp., 6.75%, 4/01/33                          20,625          13,080,663
                                                                                                                     --------------
                                                                                                                         14,078,271
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Trust Preferreds - 15.5%                                                       96,384,490
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Securities - 102.6%                                                 638,962,538
-----------------------------------------------------------------------------------------------------------------------------------
                                    Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.6%            C8 Capital SPV Ltd., 6.64% (a)(b)(d)                                  3,915           3,575,021
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.5%              Ameriprise Financial, Inc., 7.518%, 6/01/66 (b)                       7,600           6,543,022
                                    Credit Suisse Guernsey Ltd., 5.86% (a)(b)                             9,045           7,355,023
                                    Lehman Brothers Holdings, Inc., 4.476%, 9/15/22 (b)                   1,310           1,206,224
                                    Lehman Brothers Holdings, Inc., 6.875%, 7/17/37                       7,800           6,463,993
                                                                                                                     --------------
                                                                                                                         21,568,262
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 15.0%            BNP Paribas, 7.195% (a)(b)(c)(d)(h)                                  23,025          19,793,441
                                    Bank of Ireland Capital Funding II, LP,
                                    5.571% (a)(b)(d)                                                      8,065           5,402,485
                                    Bank of Ireland Capital Funding III, LP,
                                    6.107% (a)(b)(d)                                                      8,575           6,027,342

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
Industry                            Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Barclays Bank Plc, 7.434% (a)(b)(d)                              $      750      $      645,617
                                    Credit Agricole SA, 6.637% (a)(b)(c)(d)                              31,800          25,106,036
                                    HBOS Plc, 6.657% (a)(b)(d)                                            5,000           3,172,290
                                    Royal Bank of Scotland Group Plc,
                                    9.118% (a)                                                            4,800           4,811,846
                                    Royal Bank of Scotland Group Plc Series MTN,
                                    7.64% (a)(b)                                                          7,500           6,264,900
                                    Societe Generale, 5.922% (a)(b)(c)(d)                                17,250          14,392,106
                                    Standard Chartered Bank,
                                    7.014% (a)(b)(d)                                                      9,575           8,044,628
                                                                                                                     --------------
                                                                                                                         93,660,691
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    Bank of America Corp. Series K, 8% (a)(b)(c)                          8,745           8,067,263
2.7%                                Citigroup, Inc., 8.30%, 12/21/77 (b)                                  4,000           3,652,308
                                    JPMorgan Chase Capital XXV, 6.80%, 10/01/37                           6,150           5,196,393
                                                                                                                     --------------
                                                                                                                         16,915,964
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%           PPL Capital Funding, 6.70%, 3/30/67 (b)                               5,925           5,043,567
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.9%                Southern Union Co., 7.20%, 11/01/66 (b)                              14,400          11,697,667
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 27.9%                   The Allstate Corp., 6.50%, 5/15/57 (b)(c)                            12,775          11,000,680
                                    The Allstate Corp. Series B, 6.125%, 5/15/67 (b)                     10,450           9,393,191
                                    American International Group, Inc.,
                                    8.175%, 5/15/58 (b)(d)                                               17,125          15,342,613
                                    American International Group, Inc.,
                                    6.25%, 3/15/87                                                       11,220           8,517,439
                                    Chubb Corp., 6.375%, 3/29/67 (b)(c)                                  17,700          16,146,825
                                    Everest Reinsurance Holdings, Inc.,
                                    6.60%, 5/01/67 (b)                                                   14,280           9,733,048
                                    Liberty Mutual Group, Inc., 7%, 3/15/37 (b)(d)                       10,150           8,248,793
                                    Liberty Mutual Group, Inc., 10.75%, 6/15/88 (b)(d)                    7,925           7,291,000
                                    Lincoln National Corp., 7%, 5/17/66 (b)(c)                           12,000          10,534,212
                                    Lincoln National Corp., 6.05%, 4/20/67 (b)                            5,025           4,042,929
                                    Nationwide Life Global Funding I, 6.75%, 5/15/67                      9,675           6,989,907
                                    Oil Insurance Ltd., 7.558% (a)(b)(d)                                  5,000           4,245,350
                                    Progressive Corp., 6.70%, 6/15/37 (b)(c)                             11,650           9,889,802
                                    QBE Capital Funding II LP,
                                    6.797% (a)(b)(d)                                                      8,525           7,020,193
                                    Reinsurance Group of America, 6.75%, 12/15/65 (b)                     3,000           2,306,730
                                    Structured Asset Repackaged Trust
                                    Series 2004-1, 5.417%, 4/21/11                                          525             503,446
                                    Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)                            8,875           7,608,653
                                    The Travelers Cos., Inc., 6.25%, 3/15/67 (b)(c)                      22,850          19,281,059
                                    ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (b)(d)                    1,300           1,191,489
                                    ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (b)(c)(d)                  17,110          14,662,295
                                                                                                                     --------------
                                                                                                                        173,949,654
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
Industry                            Corporate Bonds                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%              Puget Sound Energy, Inc. Series A,
                                    6.974%, 6/01/67 (b)                                              $    1,825      $    1,585,469
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       Conoco Funding Co., 6.35%, 10/15/11                                   6,100           6,459,711
3.3%                                Enterprise Products Operating LP,
                                    8.375%, 8/01/66 (b)                                                   4,225           4,127,893
                                    Plains All American Pipeline LP, 6.50%, 5/01/18 (d)                   3,145           3,108,873
                                    TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)                        8,300           7,013,940
                                                                                                                     --------------
                                                                                                                         20,710,417
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%      International Paper Co., 8.70%, 6/15/38                               4,000           4,015,948
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%   Washington Mutual Preferred Funding Delaware,
                                    6.534% (a)(b)(d)                                                      2,500             750,750
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds - 56.7%                                                       353,473,410
-----------------------------------------------------------------------------------------------------------------------------------
                                    Exchange-Traded Fund                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                    UltraShort Real Estate ProShares                                    124,250          11,493,125
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Exchange-Traded Fund - 1.8%                                                    11,493,125
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $1,182,010,478) - 161.1%                                                  1,003,929,073
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Beneficial
                                                                                                      Interest
                                    Short-Term Securities                                               (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC Cash
                                    Sweep Series, 2.45% (e)(i)                                       $  164,692         164,692,224
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $164,692,224) - 26.4%                                                       164,692,224

                                    Total Investments (Cost - $1,346,702,702*) - 187.5%                               1,168,621,297

                                    Liabilities in Excess of Other Assets - (43.3)%                                    (269,877,970)

                                    Preferred Stock, at Redemption Value - (44.2)%                                     (275,305,362)
                                                                                                                     --------------
                                    Net Assets Applicable to Common Stock - 100.0%                                   $  623,437,965
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of July, 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,344,513,685
                                                                ===============
      Gross unrealized appreciation                             $     1,475,515
      Gross unrealized depreciation                                (177,367,903)
                                                                ---------------
      Net unrealized depreciation                               $  (175,892,388)
                                                                ===============

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

(a)   Security is a perpetual in nature and has no stated maturity date.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements. Reverse repurchase agreements as of July 31,2008 were as follows:

      -------------------------------------------------------------------------------
                          Interest    Trade    Maturity    Net Closing       Face
      Counterparty          Rate       Date      Date        Amount         Amount
      -------------------------------------------------------------------------------
      Barclays Bank Plc   3.42285%   7/31/08   5/15/09    $  5,472,239   $  5,328,360
      Barclays Bank Plc   3.41625    6/03/08   5/15/09      36,142,546     35,000,000
      Barclays Bank Plc   3.55       6/17/08   5/15/09      41,686,702     40,372,901
      Barclays Bank Plc   3.55       6/30/08   5/15/09       7,469,725      7,242,609
      Barclays Bank Plc   3.42285    6/26/08   5/15/09       1,026,518        996,300
      Barclays Bank Plc   3.55       6/26/08   5/15/09       2,283,646      2,214,000
      Barclays Bank Plc   3.42285    6/26/08   5/15/09      13,051,212     12,703,768
      Barclays Bank Plc   3.42285    6/02/08   5/15/09      12,654,306     12,252,399
      Barclays Bank Plc   3.42285    6/20/08   5/15/09       2,692,106      2,611,411
      Barclays Bank Plc   3.44       6/06/08   5/15/09      36,133,767     35,000,000
      Barclays Bank Plc   3.42       6/05/08   5/15/09      36,140,475     35,000,000
      Barclays Bank Plc   3.42       6/05/08   5/15/09      36,130,500     35,000,000
      Barclays Bank Plc   3.42285    6/02/08   5/15/09      51,640,115     49,999,999
      -------------------------------------------------------------------------------
      Total                                               $282,523,857   $273,721,747
                                                          ===========================

(d) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(e)   Represents the current yield as of report date.
(f)   Depositary receipts.
(g)   Convertible security.
(h) All or a portion of security held as collateral in connection with open financial futures contracts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity    Interest
      Affiliate                                               (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $110,427    $ 11,006
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund 's industry classifications refer to anyone or more of the industry classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts sold as of July 31, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                             Expiration           Face          Unrealized
      Contracts             Issue               Date              Value        Depreciation
      -------------------------------------------------------------------------------------
       950         5-Year U.S. Treasury
                           Bond             September 2008    $104,365,810     $ (1,403,331)
        3              10-Year U.S.
                       Treasury Bond        September 2008    $    344,431              (53)
      3,329            30-Year U.S.
                       Treasury Bond        September 2008    $378,825,520       (5,673,980)
      -------------------------------------------------------------------------------------
      Total                                                                    $ (7,077,364)
                                                                               ============

BlackRock Preferred Income Strategies Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

o     Swaps outstanding as of July 31, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------------
                                                                                Notional
                                                                                 Amount                  Unrealized
                                                                                 (000)                  Depreciation
      --------------------------------------------------------------------------------------------------------------
      Bought credit default protection on American Express Company and pay
      2.10%
      Broker, JPMorgan Chase
      Expires March 2013                                                        $   8,000              $      (9,488)

      Bought credit default protection on Lehman Brothers Holdings, Inc. and pay 4.95%
      Broker, Deutsche Bank AG
      Expires March 2013                                                        $   4,000                   (211,032)

      Bought credit default protection on Dow Jones CDX North America
      Investment Grade High Volatility Index 10. V1 and pay 3.50%
      Broker, Lehman Brothers Special Financing
      Expires June 2013                                                         $   5,725                       (263)

      Bought credit default protection on Kimco Realty Corp. and pay 2.40%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                                        $   6,000                    (93,186)

      Bought credit default protection on Mack-Cali Realty, L.P.
      and pay 3.10%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                                        $   5,000                   (233,600)

      Bought credit default protection on ERP Operating Limited Partnership and pay 2.35%
      Broker, Goldman Sachs & Co.
      Expires March 2018                                                        $   6,000                   (157,932)
      --------------------------------------------------------------------------------------------------------------
      Total                                                                                            $    (705,501)
                                                                                                       =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Preferred Income Strategies Fund, Inc.

Date: September 19, 2008